Nature of Operations and Going Concern (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Nature of Operations and Going Concern [Abstract]
Net loss	$ 15,299,251	$ 23,625,542
Total deficit	$ 77,818,663	$ 62,519,412
Bid price (in Dollars per share)	$ 1